Advances from the Federal Home Loan Bank (Tables)	12 Months Ended
Jun. 30, 2017
Advances from the Federal Home Loan Bank [Abstract]
Schedule of advances from the federal home loan bank
Maturing year ended June 30, 2017
(in thousands)

2017	$51,808
2018	3,249
2019	189
2020	142
2021	107
2022	79
2023	43
2024-2032	163
$55,780

Maturing year ended June 30, 2016
(in thousands)

2016	$26,931
2017	2,328
2018	3,249
2019	189
2020	142
2021	107
2022	79
2023-2032	186
$33,211